UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2012

Date of reporting period: October 31, 2011

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND October 31, 2011 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 92.9%

	Shares	Value
CONSUMER DISCRETIONARY — 8.3%
Barnes & Noble	57,254	$702,507
Bridgepoint Education *	26,760	579,889
Carter’s *	13,610	518,405
Casual Male Retail Group *	3,550	14,732
Corinthian Colleges *	28,490	54,416
Crown Media Holdings, Cl A *	57,855	91,411
Footstar *	60,263	34,953
Global Education & Technology Group ADR *	226,810	834,661
Group 1 Automotive	18,220	830,103
Kenneth Cole Productions, Cl A *	17,910	192,711
Lumber Liquidators Holdings *	13,752	205,867
McCormick & Schmick’s Seafood Restaurants *	54,570	365,619
McGraw-Hill	7,950	337,875
Mohawk Industries *	910	47,912
Motorcar Parts of America *	52,884	524,609
Papa John’s International *	14,513	489,959
Sonic Automotive, Cl A	27,240	399,611
US Auto Parts Network *	38,389	214,978
Valassis Communications *	30,890	603,282
WMS Industries *	79,507	1,741,998

		8,785,498

CONSUMER STAPLES — 2.3%
Alliance One International *	8,113	21,662
Central Garden and Pet *	23,670	204,746
CVS/Caremark	16,570	601,491
Darling International *	29,880	418,918
Nature’s Sunshine Products *	18,411	319,615
Primo Water *	80,830	491,446
Snyders-Lance	10,280	218,141
Universal	4,420	189,264

		2,465,283

ENERGY — 7.2%
Alpha Natural Resources *	10,418	250,449
Atlas Pipeline Partners	78,410	2,728,668
Capital Product Partners	39,748	278,633
Crosstex Energy	18,000	234,540
Dresser-Rand Group *	4,350	210,540
Eagle Rock Energy Partners	30,901	309,628
Global Industries *	26,631	211,716
Matrix Service *	14,080	149,530
Noble	21,140	759,772
SemGroup, Cl A *	16,810	470,344
StealthGas *	122,652	506,553

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND October 31, 2011 (Unaudited)

COMMON STOCK — continued

	Shares	Value
ENERGY (continued)
Union Drilling *	121,768	$912,042
Willbros Group *	126,670	644,750

		7,667,165

FINANCIALS — 11.8%
Berkshire Hathaway, Cl B *	33,290	2,591,959
CYS Investments	46,930	595,072
Ezcorp, Cl A *	41,644	1,156,870
Federated Investors, Cl B	84,760	1,656,210
Fidelity National Financial, Cl A	16,360	252,598
First American Financial	29,360	352,320
KBW	28,880	408,941
Maiden Holdings	49,930	406,930
MFA Financial REIT	99,390	670,883
New York Community Bancorp	61,550	819,231
Oriental Financial Group	13,670	144,765
Piper Jaffray *	69,930	1,451,747
Safeguard Scientifics *	87,523	1,480,014
STAG Industrial REIT	54,080	580,819
Sterling Financial *	1,830	27,469

		12,595,828

HEALTH CARE — 12.4%
Affymetrix *	34,960	195,427
Allied Healthcare Products *	4,381	15,684
Alphatec Holdings *	94,960	196,567
AMN Healthcare Services *	110,560	524,054
CardioNet *	207,555	587,381
Centene *	21,550	757,483
Charles River Laboratories International *	9,950	321,186
Community Health Systems *	19,980	349,250
DaVita *	16,340	1,143,800
ICON ADR *	8,170	137,256
ISTA Pharmaceuticals *	43,382	179,601
LHC Group *	15,450	242,410
Merit Medical Systems *	48,088	645,341
Natus Medical *	163,378	1,405,051
Palomar Medical Technologies *	23,160	197,092
PAREXEL International *	7,010	154,430
PSS World Medical *	16,214	360,762
Questcor Pharmaceuticals *	24,840	1,008,752
Quidel *	36,470	651,354
Rochester Medical *	108,208	865,664
Santarus *	71,364	217,660
Skilled Healthcare Group, Cl A *	11,290	42,676
Thermo Fisher Scientific *	4,990	250,847

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND October 31, 2011 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE (continued)
Trinity Biotech ADR	115,664	$1,186,713
Vanguard Health Systems *	16,453	159,923
Warner Chilcott, Cl A *	58,954	1,068,247
Zimmer Holdings *	5,510	289,991

		13,154,602

INDUSTRIALS — 18.7%
Actuant, Cl A	22,690	510,525
Alliant Techsystems	2,720	157,978
Allied Defense Group (A)*	38,762	122,100
American Railcar Industries *	19,140	422,228
American Reprographics *	179,880	717,721
ATS Automation Tooling Systems *	35,057	222,261
Blount International *	131,230	2,038,002
C&D Technologies *	4,384	42,437
Ceradyne *	10,030	335,604
CIRCOR International	9,690	337,406
Colfax *	24,385	615,965
Copart *	30,080	1,309,984
CPI Aerostructures *	8,326	90,337
Diana Containerships	130,600	686,956
Douglas Dynamics	10,732	161,195
Dycom Industries *	17,321	336,547
Ecotality *	48,295	79,204
Esterline Technologies *	15,870	887,133
Flow International *	27,120	70,241
General Cable *	4,540	127,301
Goodrich	1,820	223,186
GrafTech International *	22,032	346,123
Harsco	47,130	1,086,346
Huron Consulting Group *	22,790	820,668
II-VI *	22,770	432,858
Interface, Cl A	77,670	1,012,817
KAR Auction Services *	110,820	1,523,775
KHD Humboldt Wedag International (B)*	16,003	101,880
KHD Humboldt Wedag International *	7,047	44,044
Kratos Defense & Security Solutions *	53,720	340,048
Lawson Products	10,730	178,869
Manitowoc	9,570	106,036
MFC Industrial	78,634	552,797
Michael Baker *	13,860	285,239
Mine Safety Appliances	11,030	370,056
Mistras Group *	8,120	177,016
Orbital Sciences *	33,300	514,818
Oshkosh *	14,960	312,066
Quanex Building Products	6,620	97,645

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND October 31, 2011 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
Rockwell Collins	7,830	$437,149
Spirit Aerosystems Holdings, Cl A *	15,710	268,170
Titan International	23,739	534,127
Ultralife *	51,206	231,451
Wesco Aircraft Holdings *	17,174	193,895
Xerium Technologies *	44,614	462,201

		19,924,405

INFORMATION TECHNOLOGY — 21.2%
Advanced Analogic Technologies *	211,490	922,096
ATMI *	18,600	379,440
Brocade Communications Systems *	96,530	422,801
Brooks Automation	128,037	1,337,987
ChipMOS TECHNOLOGIES Bermuda *	68,364	341,820
Cogo Group *	272,150	653,160
Dynamics Research *	19,566	188,616
FEI *	9,100	361,816
Fidelity National Information Services	12,687	332,146
FLIR Systems	6,350	167,005
FSI International *	18,230	45,028
GSE Systems *	58,216	100,132
GSI Technology *	199,675	978,407
Harris	4,410	166,478
Integrated Device Technology *	89,020	541,242
Integrated Silicon Solution *	104,300	960,603
Intevac *	183,915	1,480,516
Kemet *	46,810	431,588
Local.com *	45,560	142,603
Magnachip Semiconductor *	309,939	2,346,238
Mattson Technology *	54,089	73,020
Measurement Specialties *	24,281	757,810
NeoPhotonics *	59,249	309,873
ON Semiconductor *	20,450	154,807
OPTi	245,530	422,312
PC Mall *	3,630	19,130
PLX Technology *	54,412	176,839
Quantum *	91,970	240,042
Richardson Electronics	117,910	1,531,651
Seagate Technology	69,830	1,127,754
SPS Commerce *	25,990	508,364
Supertex *	6,361	117,424
TechTarget *	138,890	1,029,175
Ultra Clean Holdings *	248,456	1,361,539
Vishay Precision Group *	99,890	1,457,395
Vitesse Semiconductor *	55,404	145,158
Western Union	35,580	621,582
WPCS International *	92,500	212,750

		22,566,347

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND October 31, 2011 (Unaudited)

COMMON STOCK — continued

	Shares/Face Amount	Value
MATERIALS — 10 .7%
Agnico-Eagle Mines	18,220	$790,566
Agrium	1,270	104,508
Alamos Gold	13,210	242,800
American Vanguard	13,110	162,171
Ashland	10,880	576,205
FMC	920	72,579
Frontier Rare Earths *	68,270	87,675
Horsehead Holding *	38,830	337,044
Huntsman	22,030	258,632
Jaguar Mining *	392,866	2,042,903
Material Sciences *	158,574	1,284,450
Materion *	1,300	34,372
Methanex	24,730	639,023
Neenah Paper	50,800	838,200
Northern Technologies International *	2,069 20,970	30,000
Olin		395,494
Omnova Solutions *	149,861	663,884
Owens-Illinois *	8,000	160,640
Q2 Gold Resources (A)*	15,766	—
Reliance Steel & Aluminum	3,030 36,675	133,896
SEMAFO *		283,498
Solutia *	126,063	2,048,524
Universal Stainless & Alloy *	6,360	239,454

		11,426,518

TELECOMMUNICATION SERVICES — 0.3%
8x8 *	72,280	271,773
Multiband *	23,330	77,689

		349,462

TOTAL COMMON STOCK (Cost 93,765,452)		98,935,108

EXCHANGE TRADED FUNDS — 0.6%
BlackRock Floating Rate Income Strategies Fund	15,286	208,043
Eaton Vance Senior Floating-Rate Trust	27,560	400,998

TOTAL EXCHANGE TRADED FUNDS (Cost 650,507)		609,041

CONVERTIBLE BONDS — 0.4%
HEALTH CARE — 0.1%
KV Pharmaceutical, 2.500%, 05/16/33	$345,000	89,269
INDUSTRIALS — 0.3%
C&D Technologies, 5.250%, 11/01/25 (A)	500,000	375,000

TOTAL CONVERTIBLE BONDS (Cost 559,196)		464,269

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND October 31, 2011 (Unaudited)

CORPORATE OBLIGATION — 0.3%
	Face Amount/ Shares	Value
ENERGY — 0.3%
Allis-Chalmers Energy	$350,000	$344,750

(Cost 315,305)		344,750

SHORT-TERM INVESTMENT (C) — 5.6%
Fidelity Institutional Money Market Funds — Money Market Portfolio, Cl I, 0.150% (Cost 5,927,290)	5,927,290	5,927,290

TOTAL INVESTMENTS— 99.8% (Cost $101,217,750)†		$106,280,458

Percentages are based on Net Assets of $106,454,968.

*	Non-income producing security.
(A)	Security fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities at October 31, 2011 was $497,100 and represented 0.5% of net assets.
(B)	Security traded on a foreign stock exchange.
(C)	The rate shown is the 7-day effective yield as of October 31, 2011.
†	At October 31, 2011, the tax basis cost of the Fund’s investments was $101,217,750, and the unrealized appreciation and depreciation were $13,040,561 and $(7,977,853) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

Amounts designated as “—” are $0.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$98,813,008	$—	$122,100	$98,935,108
Exchange Traded Funds	609,041	—	—	609,041
Convertible Bonds	—	89,269	375,000	464,269
Corporate Obligation	—	344,750	—	344,750
Short-Term Investment	5,927,290	—	—	5,927,290

Total Investments in Securities	$105,349,339	$434,019	$497,100	$106,280,458

	Investments in Common Stock	Investments in Convertible Bonds	Total
Beginning balance as of August 1, 2011	$—	$350,000	$350,000
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	—	25,000	25,000
Net purchases/sales	—	—	—
Net transfer into Level 3	122,100	—	122,100
Net transfer out of Level 3	—	—	—

Ending balance as of October 31, 2011	$122,100	$375,000	$497,100

For the period ended October 31, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2011, the transfers into Level 3 were due to changes in the availability of observable inputs used to determine fair value. The transfer out of Level 3 was comprised of one security. Transfers between levels are recognized at period end.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

GRT-QH-001-0800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President
Date: December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President
Date: December 29, 2011

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer
Date: December 29, 2011